POOL REVENUES	12 Months Ended
Dec. 31, 2011
POOL REVENUES [Abstract]
POOL REVENUES
32.	POOL REVENUES

Voyage charter revenues include pool earnings, which have been allocated on a net basis since these pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Pool earnings of $43.2 million, $125.6 million and $120.9 million have been included in voyage charter revenues in the years ended December 31, 2011, 2010 and 2009, respectively.